Note 7 - Other Operating (Income) / Expenses	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Other Operating Income and Expense [Text Block]

7. Other operating (income) / expenses

A subsidiary of the Company, Alterwall Business Inc., owner at that time of M/V “Ninos”, was involved in a dispute with a fuel oil supplier who claimed a maritime lien against the vessel after the company which had time-chartered the vessel from the Company went bankrupt in  October 2009 and failed to pay certain invoices. The vessel was arrested in Karachi in  November 2009 and released after a bank guarantee for an amount of $0.53 million was provided on behalf of the Company, for which the bank had restricted an equal amount of the Company's cash. The Company had made a provision of $0.15 million in prior years for any costs that  may be incurred from the case. In  June 2021 the Company reached an agreement with the claimants to pay $0.06 million in order for them to withdraw their claim. After accounting for the settlement amount and additional estimated costs of $0.01 million, the Company recognized other operating income of $0.08 million in the six-month period ended  June 30, 2021, against the provision of $0.15 million already booked in prior years.

In  February 2020, the Company entered into an agreement to sell for scrap M/V “Manolis P”. The vessel reached her destination port on  April 7, 2020, but the sale was not completed due to complications during its delivery to the buyers related to COVID-19 restrictions and port lockdowns in the territory of arrival (Alang, India). A dispute with the buyers was since in arbitration. The advance received from the buyers amounting to $1,133,817 was transferred from the Company’s bank account to an escrow account following this dispute. The court dismissed the opponents claim in  June 2021. The Company recognized other operating income of $1.0 million in the six-month period ended  June 30, 2021, after accounting for estimated expenses for the arbitration.

The Company also recorded other operating income amounting to $0.2 million in the six-month period ended  June 30, 2021 following the collection of amounts previously written off, relating to accounts with charterers of sold vessels.

For the six-month period ended June 30, 2022 the Company recorded other operating expenses of $0.35 million that relates to the settlement of accounts with charterers.

These amounts are recorded under “Other operating (income) / expenses” in the unaudited condensed consolidated statements of comprehensive income.